Income Taxes (Narrative) (Details)	0 Months Ended												1 Months Ended	12 Months Ended																						1 Months Ended
	Feb. 05, 2013 USD ($)	Feb. 05, 2013 ILS	Dec. 27, 2012 USD ($)	Dec. 27, 2012 ILS	Nov. 07, 2012 USD ($)	Nov. 07, 2012 ILS	May 17, 2012 USD ($)	May 17, 2012 ILS	Aug. 04, 2011 USD ($)	Aug. 04, 2011 ILS	May 12, 2011 USD ($)	May 12, 2011 ILS	Feb. 28, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2012 2015 [Member]	Dec. 31, 2012 2012 [Member]	Dec. 31, 2012 2013 [Member]	Dec. 31, 2012 2014 [Member]	Dec. 31, 2012 2016 And Onwards [Member]	Dec. 31, 2012 Preferred Enterprise [Member]	Dec. 31, 2012 Preferred Enterprise [Member] 2011 - 2012 [Member]	Dec. 31, 2012 Preferred Enterprise [Member] 2011 - 2012 [Member] Development Zone [Member]	Dec. 31, 2012 Preferred Enterprise [Member] 2013 - 2014 [Member]	Dec. 31, 2012 Preferred Enterprise [Member] 2013 - 2014 [Member] Development Zone [Member]	Dec. 31, 2012 Preferred Enterprise [Member] 2015 [Member]	Dec. 31, 2012 Preferred Enterprise [Member] 2015 [Member] Development Zone [Member]	Dec. 31, 2012 Special Preferred Enterprise [Member]	Dec. 31, 2012 Special Preferred Enterprise [Member] 2016 - 2025 [Member]	Dec. 31, 2012 Special Preferred Enterprise [Member] 2016 - 2025 [Member] Development Zone [Member]	Dec. 31, 2012 Approved Enterprise [Member] USD ($)	Dec. 31, 2012 Law For Change In Tax Burden Amendment [Member]	Dec. 31, 2012 Law For Change In Tax Burden Amendment [Member] 2012 [Member]	Apr. 30, 2012 Maximum [Member] USD ($)
Income Taxes [Line Items]
Withholding tax rate on dividends distributed														25.00%									15.00%
Cash dividends	$ 0.41	1.54	$ 0.43	1.60	$ 0.11	0.41	$ 0.20	0.78	$ 0.22	0.80	$ 0.12	0.45
Percentage of income required to be derived from export to be an approved enterprise														25.00%
Tax rate on the earnings															24.00%	25.00%	26.00%	20.00%	23.00%	22.00%	21.00%	18.00%		15.00%	10.00%	12.50%	7.00%	12.00%	6.00%				25.00%		25.00%
Special Preferred Enterprise tax benefit limitation period																														10 years
Tax rate reduced percentage																															8.00%
Period certain qualified investments in Israel must be made by company that has elected to pay reduced corporate tax rate														5 years
Deferred tax provision														787,000
Exempt earnings for future cash distributions expected to be released																																	7,900,000
Distribution to shareholders allowed following court approval																																				10,000,000
Reduced tax rate payment to Israeli Tax Authority													$ 787,000
Further reduced tax rate																																5.00%
Capital gains tax rate																																		25.00%